Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (DAC and VOBA by Segment) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred Policy Acquisition Costs and Present Value of Future Profits [Abstract]
DAC and VOBA	$ 24,442	$ 26,706	$ 24,761
Retail
Deferred Policy Acquisition Costs and Present Value of Future Profits [Abstract]
DAC and VOBA	11,963	12,882	11,500
Group, Voluntary & Worksite Benefits
Deferred Policy Acquisition Costs and Present Value of Future Profits [Abstract]
DAC and VOBA	377	382	382
Corporate Benefit Funding
Deferred Policy Acquisition Costs and Present Value of Future Profits [Abstract]
DAC and VOBA	111	99	96
Latin America
Deferred Policy Acquisition Costs and Present Value of Future Profits [Abstract]
DAC and VOBA	2,063	2,227	1,231
Asia
Deferred Policy Acquisition Costs and Present Value of Future Profits [Abstract]
DAC and VOBA	8,217	9,077	9,554
EMEA
Deferred Policy Acquisition Costs and Present Value of Future Profits [Abstract]
DAC and VOBA	1,709	2,039	1,998
Corporate & Other
Deferred Policy Acquisition Costs and Present Value of Future Profits [Abstract]
DAC and VOBA	$ 2	$ 0	$ 0